Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 7,661	$ 7,661	$ 8,023
Additions	1,234	4,833
Modification of lease terms		3
Cash outflow (including interest)		(1,249)	(901)
Interest		383	144
Exchange difference		(138)	(1,043)
Ending balance		11,493	7,457
Lease liabilities, short-term		1,417	835	$ 1,097
Lease liabilities, long-term		10,076	6,622	$ 6,564
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	7,607	7,607	7,898
Additions	1,234	4,833
Modification of lease terms		3
Cash outflow (including interest)		(1,222)	(901)
Interest		382	144
Exchange difference		(115)	(978)
Ending balance		11,488	7,397
Lease liabilities, short-term		1,412	801
Lease liabilities, long-term		10,076	6,596
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	54	54	125
Additions	$ 0	0
Modification of lease terms		0
Cash outflow (including interest)		(27)	0
Interest		1	0
Exchange difference		(23)	(65)
Ending balance		5	60
Lease liabilities, short-term		5	34
Lease liabilities, long-term		$ 0	$ 26